Subsequent Events (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Subsequent Events
Redemptions	$ 165,751,164	$ 138,060,068	$ 102,663,358
Contributions	45,591,226	170,487,033	132,783,295
Subsequent event
Subsequent Events
Redemptions	6,350,000
Contributions	$ 11,343,000